UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-24095

TCG Strategic Income Fund

(Exact name of registrant as specified in charter)

525 Okeechobee Blvd., Suite 1650

West Palm Beach, Florida 33401

(Address of principal executive offices) (Zip code)

Peter McNitt

525 Okeechobee Blvd., Suite 1650

West Palm Beach, Florida 33401

(Name and address of agent for service)

registrant’s telephone number, including area code: (561) 530-3313

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

TCG Strategic Income Fund

TCGSX

Semi-Annual Report

March 31, 2026

(Unaudited)

TCG Strategic Income Fund

This report and the financial statements contained herein are provided for the general information of the shareholders of the TCG Strategic Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

TCG Strategic Income Fund

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Acquisition Date	Index and Spread	Interest Rate		Maturity Date	Principal Amount ($) or Number of Shares	Cost	Value
PRIVATE CREDIT – 35.1%
BANK LOANS – 35.1%
Anchor QEA, Inc.(1),(2)
Delayed Draw(3)	3/25/2026	n/a	1.000%		3/25/2032	1,578,947	$(7,846)	$(7,852)
Revolver(3),(4)	3/25/2026	3-Month SOFR + 5.25%	8.966%		3/25/2032	263,158	31,586	31,585
Revolver(4)	3/25/2026	3-Month SOFR + 5.25%	8.950%		3/25/2032	263,158	260,535	260,534
Term Loan(4)	3/25/2026	3-Month SOFR + 5.25%	8.966%		3/25/2032	2,894,737	2,865,857	2,865,869
TOTAL BANK LOANS							3,150,132	3,150,136

SHORT-TERM INVESTMENTS – 110.4%
Morgan Stanley Institutional Liquidity Funds Government Portfolio			3.32	%(5)		9,911,513	9,911,513	9,911,513
TOTAL SHORT-TERM INVESTMENTS							9,911,513	9,911,513

TOTAL INVESTMENTS – 145.5%							13,061,645	13,061,649
Other Assets and Liabilities, Net (45.5%)								(4,082,344)
TOTAL NET ASSETS – 100.0%								$8,979,305

SOFR — Secured Overnight Financing Rate

(1)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 3.
(2)	Restricted investment as to resale. See Note 3.
(3)	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
(4)	Variable rate security. Rate shown is the rate in effect as of period end.
(5)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to the Financial Statements.

TCG Strategic Income Fund

Summary of Investments

As of March 31, 2026 (Unaudited)

Summary by Security Type	Value	Percent of Total Net Assets
Bank Loans	$3,150,136	35.1%
Short-Term Investments	9,911,513	110.4
Total Investments	13,061,649	145.5
Liabilities in Excess of Other Assets	(4,082,344)	(45.5)
Total Net Assets	$8,979,305	100.0%

See accompanying Notes to the Financial Statements.

TCG Strategic Income Fund

Statement of Assets and Liabilities

As of March 31, 2026 (Unaudited)

Assets:
Investments, at fair value (cost $13,061,645)	$13,061,649
Cash	4,160
Receivables:
Investment securities sold	972,500
Due from Adviser	72,737
Dividends and interest	12,637
Prepaid debt issuance costs (see Note 9)	20,000
Prepaid expenses and other assets	9,706
Total Assets	14,153,389

Liabilities:
Payables:
Line of credit payable	4,000,000
Payable for investment purchases	990,000
Administrative services (see Note 4)	41,918
Legal fees	44,132
Audit and tax fees	25,531
Director fees	20,959
Debt issuance costs payable (see Note 9)	20,000
Fund accounting and administration fees	14,710
Interest payable (see Note 9)	392
Accrued other expenses	16,442
Total Liabilities	5,174,084
Commitments and contingencies (see Note 8)

Net Assets	$8,979,305

Components of Net Assets:
Paid-in Capital (unlimited number of shares authorized, no par value)	$9,103,000
Total distributable earnings (accumulated deficit)	(123,695)
Net Assets	$8,979,305

Net Assets
Class I	$8,979,305
Shares Outstanding
Class I	921,774
Net Asset Value per Share
Class I	$9.74

See accompanying Notes to the Financial Statements.

TCG Strategic Income Fund

Statement of Operations

For the Period January 5, 2026* Through March 31, 2026 (Unaudited)

Investment Income:
Interest	$33,797
Total Investment Income	33,797

Expenses:
Legal fees	46,576
Administrative services (see Note 4)	41,918
Audit and tax fees	25,531
Fund accounting and administration fees	21,441
Director fees	20,959
Chief Financial Officer fees	17,466
Investment advisory fees (see Note 4)	15,453
Chief Compliance Officer fees	15,137
Transfer agent fees	12,924
Custody fees	11,166
Shareholder reporting fees	4,378
Interest expense (see Note 9)	392
Other expenses	11,911
Total Expenses	245,252
Advisory fee waiver (see Note 4)	(7,064)
Expenses reimbursed by Adviser (see Note 4)	(215,446)
Net Expenses	22,742
Net Investment Income	11,055

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(134,754)
Net change in unrealized appreciation on investments	4
Net Realized and Unrealized Loss	(134,750)
Net Decrease in Net Assets from Operations	$(123,695)

*	Commencement of operations

See accompanying Notes to the Financial Statements.

TCG Strategic Income Fund

Statement of Changes in Net Assets

For the Period January 5, 2026* Through March 31, 2026 (Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$11,055
Net realized loss on investments	(134,754)
Net change in unrealized appreciation on investments	4
Net Decrease in Net Assets from Operations	(123,695)

Capital Transactions:
Net proceeds from shares sold:
Class I	9,003,000
Net Increase in Net Assets from Capital Transactions	9,003,000
Total Increase in Net Assets	8,879,305

Net Assets:
Beginning of period(1)	100,000
End of period	$8,979,305

Capital Share Transactions:
Shares sold:
Class I	921,774
Shares reinvested:
Class I	—
Shares repurchased:
Class I	—
Net Increase in Capital Share Transactions	921,774

*	Commencement of operations
(1)	TCG Strategic Income Advisor LLC (the “Adviser”) purchased 10,000 Class I shares for $10.00 per share on September 17, 2025.

See accompanying Notes to the Financial Statements.

TCG Strategic Income Fund

Statement of Cash Flows

For the Period January 5, 2026* Through March 31, 2026 (Unaudited)

Cash Flows Provided by (Used in) Operating Activities:
Net (decrease) in net assets from operations	$(123,695)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(12,714,421)
Sales of investments	9,427,095
Change in short-term investments, net	(9,911,513)
Net amortization of investments	2,439
Net realized loss	134,754
Net change in unrealized (appreciation)	(4)

(Increase)/Decrease in Assets:
Investment securities sold	(972,500)
Due from Adviser	(72,737)
Prepaid debt issuance costs (see Note 9)	(20,000)
Dividends and interest	(12,637)
Prepaid expenses and other assets	(9,706)

Increase/(Decrease) in Liabilities:
Payable for investment purchases	990,000
Administrative services (see Note 4)	41,918
Legal fees	44,132
Audit and tax fees	25,531
Director fees	20,959
Debt issuance costs (see Note 9)	20,000
Fund accounting and administration fees	14,710
Interest payable	392
Accrued other expenses	16,442
Net Cash Used in Operating Activities	(13,098,840)

Cash Flows Provided by (Used in) Financing Activities:
Proceeds from shares sold	9,003,000
Draw on line of credit	4,000,000
Net Cash Provided by Financing Activities	13,003,000

Net Decrease in Cash	(95,840)

Cash at Beginning of Period(1)	100,000
Cash, End of Period	$4,160

(1)	The Adviser purchased 10,000 Class I shares for $10.00 per share on September 17, 2025.

See accompanying Notes to the Financial Statements.

TCG Strategic Income Fund

Financial Highlights

Class I

Per Share Data and Ratios for a Share Outstanding Throughout the Period:

	For the Period January 5, 2026* Through March 31, 2026 (Unaudited**)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net investment income(1)	0.03
Net realized and unrealized loss on investments(1)	(0.29)
Total from Investment Operations	(0.26)

Net Asset Value, End of Period	$9.74

Total return(2)	(2.60	)%(3)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,979

Ratio of expenses to average net assets(5):
Before fees waived and expenses reimbursed	27.43	%(4)
After fees waived and expenses reimbursed	2.54	%(4)
Ratio of net investment income (loss) to average net assets(5):
Before fees waived and expenses reimbursed	(23.65	)%(4)
After fees waived and expenses reimbursed	1.24	%(4)

Portfolio turnover rate	306	%(3)

Senior Securities
Total borrowings (000’s omitted)	$4,000
Asset coverage per $1,000 unit of senior indebtedness(6)	$3,245

*	Commencement of operations of Class I Shares.
**	Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(1)	Based on average shares outstanding for the period.
(2)	Total returns would have been lower had expenses not been waived or reimbursed by the Adviser. See Note 4. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3)	Not Annualized.
(4)	Annualized.
(5)	If interest expense had been excluded, the ratios would have been lower by 0.04%.
(6)	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to the Financial Statements.

TCG Strategic Income Fund

Notes to Financial Statements

March 31, 2026 (Unaudited)

1. Organization

The TCG Strategic Income Fund (the “Fund”) is registered as a closed-end non-diversified management investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act. The Fund was organized as a Delaware statutory trust on May 15, 2025 and commenced operations on January 5, 2026. The Fund’s investment objectives are to provide attractive risk-adjusted returns and current income.

TCG Strategic Income Advisor LLC serves as the investment adviser (the “Adviser”) of the Fund. The Fund’s Board of Trustees (the “Board”) has the overall responsibility for the management and supervision of the business operations of the Fund. The Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

The Fund is authorized to issue an unlimited number of Shares in one or more classes, with no par value. The Fund offers three separate classes of shares of beneficial interest designated as Class I, Class A-1, and Class A-2. Only Class I Shares have been issued as of March 31, 2026. The minimum initial investment in Class I Shares is $1 million per account, except that the minimum investment may be higher or lower for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of the Adviser and its affiliates. There is no minimum subsequent investment amount for Class I Shares. Class I Shares will not be subject to any initial sales charge.

2. Significant Accounting Policies

Basis of Preparation

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits held at custodian banks, and highly liquid investments, such as money market funds, each containing investments with original maturities of three months or less. The Company places its cash equivalents with financial institutions, and, at times, cash held in bank accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) insured limit. Cash equivalents are classified as Level 1 assets and are included on the Fund’s Schedule of Investments. Cash equivalents, if any, are carried at cost or amortized cost which approximates fair value.

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

2. Significant Accounting Policies – (continued)

Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation and Reimbursement Agreement (see Note 4).

Investment Transactions

Investment transactions are accounted for on a trade date basis. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Share Valuation

The Fund will calculate its net asset value (“NAV”) for each class of Shares daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”). The Fund conducts the valuation of its investments, upon which the Fund’s NAV is based, and accounts for all other assets and liabilities at all times consistent with US GAAP and the Investment Company Act (see “Investment Valuation” below). Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Investment Valuation

The Fund values its investments in accordance with the Pricing and Fair Valuation Policies (“Valuation policies”) approved by the Board, and in conjunction with the provisions of the ASC 820 Fair Value Measurements and Disclosures of the Financial Accounting Standards Board’s Accounting Standards Codification, as amended (“ASC 820”), and Rule 2a-5 under the Investment Company Act. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels of the fair value hierarchy are as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable. Inputs reflect management’s best estimate of what market participants would use in pricing assets and liabilities at measurement date.

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

2. Significant Accounting Policies – (continued)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Public Equities and Listed Securities

Investments in publicly traded equity securities, including U.S.-listed equities, foreign equities, american depository receipts (ADRs), global depository receipts (GDRs), and shares of listed real estate investment trusts (REITS) or business development companies (BDCs), are generally valued using the most recent quoted market prices available on a national securities exchange or other active trading venue. If market quotations are unavailable or deemed unreliable, the Valuation Designee may consider broker-dealer quotations, comparable securities, or other observable market inputs to estimate fair value.

Public Fixed Income and Liquid Credit

Investments in government securities, agency debt, investment-grade corporate bonds, municipal bonds, and other liquid fixed income instruments are generally valued using market quotations or evaluated pricing provided by independent pricing services. These services incorporate observable market data, including recent trade activity, benchmark yields, credit spreads, and issuer-specific developments, to generate evaluated prices. Where active markets exist, quoted prices are used directly; where market activity is more limited, evaluated pricing methodologies are assessed for appropriateness and reasonableness. In the absence of reliable evaluated pricing, the Adviser may use discounted cash flow analyses or comparable yield data to estimate fair value.

Structured Credit and Securitized Products

Structured credit instruments—including collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), commercial mortgage-backed securities (CMBS), real estate mortgage investment conduits (REMICs), re-securitized real estate mortgage investment conduit (re-REMICS), asset-backed securities, mortgage-backed securities, convertible securities, and other securitized products—are typically valued using model-based approaches that incorporate both observable and unobservable inputs. These may include discounted cash flow analyses based on expected principal and interest payments, prepayment and default assumptions, and current market spreads for comparable instruments. Independent third-party valuations may be obtained for more complex or less liquid instruments.

Mortgage and Real Estate-Related Investments

Investments in mortgage REITs, commercial mortgage loans, subordinated real estate-related loans, and participation notes are valued using income-based approaches, most commonly discounted cash flow analyses that incorporate borrower credit quality, collateral performance, loan-to-value ratios, and

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

2. Significant Accounting Policies – (continued)

prepayment expectations. Where applicable, third-party appraisals, broker opinions of value, or market data on comparable transactions are considered in assessing collateral value.

Private Credit Investments

Private credit investments—including directly originated loans, bank loans, subordinated debt, participation interests, and secondary private credit transactions—are typically valued using discounted cash flow analyses that incorporate expected contractual payments, borrower credit quality, collateral characteristics, and prevailing market yields. Credit spreads, comparable loan pricing, and macroeconomic conditions are considered in selecting appropriate discount rates. Changes in borrower performance, covenant compliance, or collateral value are promptly incorporated into updated valuations.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of and during the period ended March 31, 2026. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations.

Distributions to Shareholders

The Fund intends to make a monthly distribution to its Shareholders of the net investment income of the Fund after payment of Fund operating expenses. The dividend rate may be modified by the Board from time to time.

The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year. If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits.

Segment Reporting

The Fund represents a single operating segment. The Fund’s Principal Executive Officer acts as the Fund’s chief operating decision maker (“CODM”). The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Financial

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

2. Significant Accounting Policies – (continued)

Statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets”.

Recent Accounting Pronouncement

The FASB issued ASU 2023-09, Income Taxes (Topic 740), “Improvements to Income Tax Disclosures” (“ASU-2023-09”), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction, on an annual basis, and remove information that is no longer beneficial. ASU-2023-09 is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the adoption, but does not believe there will be a material impact on the Funds’ financial statements and related disclosures.

3. Fair Value Measurements

The Fund’s assets and liabilities have been recorded at fair value categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The following table presents the investments carried on the Statement of Assets and Liabilities by level within the fair value hierarchy as of March 31, 2026.

Investment Type	Level 1	Level 2	Level 3	Net Asset Value	Total
Bank Loans	$—	$—	$3,150,136	$—	$3,150,136
Short-Term Investments	9,911,513	—	—	—	9,911,513
Total Investments	$9,911,513	$—	$3,150,136	$—	$13,061,649

Level 3 Investments

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of March 31, 2026.

Investment Type	Fair Value March 31, 2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average	Impact to Valuation from an Increase in Input
Bank Loans	$3,150,136	Yield Analysis	Discount Rate	8.90% – 9.28%	9.09%	Decrease

The following table presents the changes in assets for investments that are classified in Level 3 of the fair value hierarchy for the period from the commencement of operations on January 5, 2026 through March 31, 2026 (the “Reporting Period”):

Investment Type	January 5, 2026 Beginning Value	Purchases	Sales or Paydowns	Total Gains (Losses) for the Period	March 31, 2026 Ending Value
Bank Loans	$—	$12,714,421	$(9,427,095)	$(137,190)	$3,150,136
Total	$—	$12,714,421	$(9,427,095)	$(137,190)	$3,150,136

During the Reporting Period there were no transfers into or out of any levels.

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

3. Fair Value Measurements – (continued)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board.

Purchase and Sale of Investments

Purchases and sales of investments, excluding short-term investments, for the Reporting Period were $12,714,421 and $9,427,095, respectively.

4. Fees and Expenses

Agreements with the Investment Adviser

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Adviser, pursuant to which the Fund has agreed to pay the Adviser a monthly advisory fee (the “Advisory Fee”) computed daily and paid monthly at the annual rate of 1.75% of the average daily net assets. Net assets means the total assets of the Fund minus the Fund’s liabilities.

The Fund has entered into an advisory fee waiver agreement (the “Advisory Fee Waiver Agreement”) with the Adviser, pursuant to which the Adviser has contractually agreed to waive a portion of its Advisory Fee such that the Advisory Fee shall not exceed an amount equal to the annual rate of 0.95% of the Fund’s average daily net assets (the “Advisory Fee Waiver”). This agreement will remain in place through January 31, 2027, and may be terminated (i) at any time by the Board upon 60 days’ prior written notice to the Adviser; or (ii) by Adviser at the annual expiration date of the agreement upon 60 days’ prior written notice to the Fund, in each case without payment of any penalty. The Advisory Fee Waiver Agreement will not provide for recoupment of waived expenses. The Fund’s Advisory Fees for the Reporting Period are reported on the Statement of Operations.

The Fund has entered into an administrative services agreement (the “Administrative Services Agreement”) with the Adviser to provide certain administrative services to the Fund. There is no separate fee paid by the Fund to the Adviser pursuant to the Administrative Services Agreement, however, Fund shall reimburse the Adviser the for the Fund’s allocable portion of certain expenses incurred by the Adviser in performing its obligations under the Administrative Services Agreement. Reimbursements for administrative services during the Reporting Period are reported on the Statement of Operations.

The Fund has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Adviser, whereby the Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses (if any), distribution and shareholder servicing fees, expenses related to litigation and potential litigation and extraordinary expenses “Specified Expenses”)) do not exceed 2.50% per annum of the Fund’s average daily net assets attributable to each class of shares (the “Expense Limit”). Because Specified Expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) will exceed 2.50%. The Expense Limitation Agreement

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

4. Fees and Expenses – (continued)

is in effect through January 31, 2027, and will automatically renew for successive twelve-month periods thereafter. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days’ written notice to the Adviser. The Expense Limitation Agreement will not provide for the recoupment of expenses waived, paid or reimbursed pursuant to this agreement. Pursuant to the Expense Limitation Agreement, the fees waived or reimbursed by the Adviser during the Reporting Period are reported on the Statement of Operations.

The Adviser has agreed to pay the organizational and offering expenses of the Fund that were incurred on or before the effective date of the Fund’s registration statement. Such expenses are not subject to repayment by the Fund to the Adviser.

Other Fees and Expenses

UMB Fund Services, Inc. (the “Administrator”) serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund’s fees to the Administrator for the Reporting Period are reported on the Statement of Operations.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets. Pursuant to the agreement with the Custodian, for the services rendered to the Fund by the Custodian, the Fund pays the Custodian the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for custody services, plus transactional costs and other out of pocket charges. The Fund’s fees to the Custodian for the Reporting Period are reported on the Statement of Operations.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. In consideration for these services, the Fund pays PINE an annual fee, paid monthly. The Fund also reimburses PINE for certain out-of-pocket expenses. The Fund’s fees to PINE for Chief Compliance and Chief Financial Officer services for the Reporting Period are reported on the Statement of Operations.

Certain officers of the Fund are also employees of the Adviser.

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee an annual retainer of $30,000 per year. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Distribution and Shareholder Services

The Fund has received exemptive relief to offer multiple classes of shares and to adopt a distribution and service plan for Class I Shares, Class A-1 Shares, and Class A-2 Shares. Class I Shares, Class A-1 Shares, and Class A-2 Shares may pay the Distributor a “Distribution and Shareholder Service Fee” at a maximum annualized rate of 0%, 0.50% and 0.50%, respectively, of the average monthly net assets of the Fund that are attributable to the respective Class of Shares (before repurchases), 0.25% of which shall be a “Shareholder Service Fee” in the case of Class A-1 Shares and Class A-2 Shares.

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

4. Fees and Expenses – (continued)

Payment of the Distribution and Shareholder Servicing Fee is governed by the Distribution and Shareholder Service Plan for Class A-1 Shares and Class A-2 Shares, which, pursuant to the conditions of exemptive order, with respect to Class A-1 Shares and Class A-2 Shares, in compliance with Rule 12b-1 under the Investment Company Act. With respect to the fees payable by each Class, the Distribution and Servicing Fees for a Class may be used by a Service Agent for expenses related to that Class. The Service Agent may retain portions of the Distribution and Servicing Fees in excess of its expenses incurred. The Fund has entered into a distribution agreement with Foreside Financial Services, LLC (the “Distributor”) to act as the distributor for the sale of Shares. The Distributor may pay all or a portion of the Distribution and Shareholder Service Fee to Service Agents that provide distribution and investor services to Shareholders as described above.

Given that Class A-1 Shares and Class A-2 Shares have not yet commenced operations, there were no amounts accrued for Distribution or Shareholder Service Fees during the Reporting Period.

5. Repurchase Offers

The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without Shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Shares at NAV on a regular schedule. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The schedule requires the Fund to make repurchase offers every three months.

If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the Shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a required minimum distribution requested by a Shareholder.

The Fund may impose a repurchase fee of up to 1.00% on Shares that are accepted for repurchase by the Fund and have been held by the investor for less than one year. During the Reporting Period, the Fund had no repurchase offers.

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act. At March 31, 2026, the following Shareholders owned more than 25% of the outstanding shares of the Fund:

Beneficial Owner	% of Outstanding Shares of the Fund
GLEAMS JR LLC	98.4%

7. Federal Tax Information

At March 31, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$13,061,645
Gross unrealized appreciation	11
Gross unrealized depreciation	(7)
Net unrealized appreciation/(depreciation) on investments	$4

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

8. Commitments and Contingencies

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s investment portfolio may contain debt investments that are in the form of lines of credit and unfunded delayed draw commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. The unfunded commitments’ fair value is included in the investments at fair value on the Statement of Assets and Liabilities. As of March 31, 2026, the Fund had the following unfunded commitments:

Unfunded Commitment
Bank Loans
Anchor QEA, Inc. Delayed Draw	$1,571,053
Anchor QEA, Inc. Revolver	228,947
$1,800,000

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

9. Revolving Credit Agreement

Effective March 30, 2026, the Fund, as the borrower, has entered into an unsecured revolving credit agreement, as amended (the “Credit Agreement”), with Tannenbaum Strategic Credit LLC as the agent (the “Agent”) and lender thereunder. The Agent is an affiliated person of the Fund. The Credit Agreement provides for borrowings from time to time in an aggregate principal amount up to $25,000,000. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due; (ii) the insolvency or bankruptcy of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Credit Agreement has a maturity date of March 30, 2028.

The Fund incurred expenses for entering into the Credit Agreement. In accordance with ASC 835, costs incurred by the Fund in connection with the Credit Agreement were recorded as a prepaid debt issuance costs on the Statement of Assets and Liabilities. These debt issuance costs will be amortized into interest expense over the period of the credit agreement.

For period ended March 31, 2026, the average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the one day the Fund had outstanding borrowings were 3.53%, $4,000,000, $4,000,000, and $392, respectively. As of March 31, 2026, the Fund had a principal balance of $4,000,000.

10. Principal Risks

Risk is inherent in all investing. The following list is not intended to be a comprehensive list of all of the potential risks associated with the Fund. The Fund’s prospectus provides a detailed discussion of the Fund’s risks and considerations. The risks described in the prospectus are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that are currently deemed to be immaterial also may materially and adversely affect the Fund’s business, financial condition and/or operating results.

●	All investments expose the Fund to potential loss of capital from issuer-specific issues and broader economic, market, or political events. Past performance and risk-management techniques may not predict future results.

●	Private credit loans and other private investments, including those that are illiquid or highly leveraged, can be hard to value or exit and may require the Fund to liquidate positions at less than favorable prices to avoid concentrating the Fund’s exposure in specific industries, increasing loss potential.

●	Shifts in interest rates, inflation, geopolitical events, pandemics, and policy changes can cause volatility, impair portfolio values, and disrupt liquidity, adversely affecting the Fund’s performance and can increase borrowing costs, potentially reducing the Fund’s distributable income.

●	Issuers or borrowers may be unable to make scheduled payments, and collateral values may prove insufficient, leading to losses for the Fund.

●	Widening credit spreads quickly reduce the market value and liquidity of below-investment-grade and unrated securities, negatively impacting the Fund.

TCG Strategic Income Fund

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

10. Principal Risks – (continued)

●	Loan investments, whether primary, secondary, or synthetic, are subject to credit, liquidity, and structural risks that can diminish returns.

●	The Fund’s Shares are not exchange-traded and lack daily liquidity, so investors may not readily exit their positions except through periodic repurchases.

●	To meet repurchase obligations, the Fund must hold liquid assets, which may limit investment flexibility and performance, especially in stressed markets.

●	The Fund’s quarterly repurchase programs can force the Fund to hold extra liquidity or sell assets quickly, potentially diluting performance and increasing expenses.

●	Leverage magnifies sensitivity to economic downturns and rising rates, heightening default risk and potential losses.

●	The Fund’s distribution amounts and frequency depend on earnings and Board discretion; they may fluctuate or decline, and returns of capital may occur.

●	While the principals of the Adviser have the collective expertise and experience in advising investment funds with similar portfolio holdings and investment strategies, these principals do not have a track record for implementing the Fund’s investment strategy in a closed-end fund registered under the Investment Company Act.

●	The Fund’s success depends on a small group of investment professionals whose departure could adversely affect performance.

●	Numerous larger, better-capitalized investors vie for the same opportunities, potentially limiting deal flow and driving up prices.

●	Initial delays in the deployment of proceeds in investments in accordance with the Fund’s investment objectives, strategies and policies may prevent the Fund from achieving desired investment results.

●	Affiliations with other funds may lead to competing demands for investments and allocation decisions that disadvantage the Fund.

11. Subsequent Events

In preparing these financial statements, management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements included herein. There were no events or transactions noted during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

TCG Strategic Income Fund

Approval of Investment Advisory Agreement

March 31, 2026 (Unaudited)

On September 16, 2025, the Board of Trustees (the “Board”) of TCG Strategic Income Fund (the “Fund”), including the trustees who are not interested persons of the Fund as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the investment advisory agreement (the “Agreement”) between the Fund and TCG Strategic Income Advisor LLC (the “Adviser”). The Independent Trustees met independently from management and the interested trustee of the Fund to consider the approval of the Agreement. The Independent Trustees reviewed materials provided by the Adviser in response to initial and supplemental requests for information submitted on their behalf for the approval of the Agreement and were assisted by independent legal counsel in making their determination. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to consider the approval of the Agreement. The Board considered the following factors in making its determination, but did not identify any single factor or group of factors as all-important or controlling and considered all factors together.

Nature, Extent and Quality of Services. In considering the approval of the Agreement, the Board considered the nature, extent and quality of the services expected to be provided by the Adviser to the Fund, including the Adviser’s personnel and resources. The Board noted that the Adviser is newly formed and is an affiliate of Tannenbaum Capital Group (“TCG”), a group of affiliated advisers and related credit funds. The Board considered the Adviser’s rationale for proposing the Fund and the investment management experience of the principals of TCG and the Adviser, including their experience with other types of closed-end funds, including business development companies. The Board considered the information it received from the Adviser in connection with the contract approval process, including the backgrounds and experience of the proposed portfolio management team for the Fund and the Adviser’s compliance program. The Board also noted the additional services to be provided by the Adviser pursuant to a separately proposed administrative services agreement. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund were expected to be satisfactory.

Fees and Expenses. The Board reviewed the proposed investment advisory fee for the Fund and reviewed information comparing the Fund’s proposed investment advisory fee to the investment advisory fees of other U.S.-based, credit-focused interval funds identified by the Adviser that offer a class of shares to retail investors. The Board concluded that the proposed investment advisory fee for the Fund was comparable to the fees of the identified peer funds. The Board also considered that the Adviser had contractually agreed, during the Fund’s first year of operations, both (1) to waive a portion of the investment advisory fee and (2) to waive the investment advisory fee and/or pay or absorb the ordinary operating expenses of the Fund and the initial organizational and offering expenses of the Fund (excluding expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses (if any), distribution and shareholder servicing fees, expenses related to litigation and potential litigation and extraordinary expenses) to the extent necessary to ensure that the Fund’s total annual fund operating expenses do not exceed a specified percentage of the Fund’s average daily net assets attributable to each class of shares. On the basis of the information provided, the Board concluded that the proposed investment advisory fee for the Fund was reasonable in light of the nature, extent and quality of the services expected to be provided by the Adviser.

Profitability. With respect to the estimated profitability of the Agreement to the Adviser, the Board received a profitability analysis of the Adviser and noted the assumptions set forth therein. The Board also considered the Fund’s proposed investment advisory fee, that the Fund was newly organized and had no assets and the Adviser’s agreements to waive a portion of the Fund’s investment advisory fee and to limit the Fund’s annual operating expenses during the Fund’s first year of operations. In addition, the Board considered that the Adviser would be bearing all organizational and operational

TCG Strategic Income Fund

Approval of Investment Advisory Agreement (Continued)

March 31, 2026 (Unaudited)

expenses incurred by the Fund on or before the Fund’s commencement of operations. Based upon the information provided, the Board concluded that the expected profitability of the Agreement to the Adviser was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors. In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board considered that the Fund had not commenced operations and that the Adviser had agreed to waive a portion of the Fund’s investment advisory fee and to limit the Fund’s annual operating expenses during the Fund’s first year of operations. The Board also considered the Adviser’s statement that it anticipates certain benefits from scaling operations as Fund assets grow both in terms of profitability and market position. Based upon the information provided, the Board concluded that the proposed investment advisory fee for the Fund was reasonable.

Other Benefits to the Adviser. The Board considered benefits to be derived by the Adviser from its relationship with the Fund, including additional operating leverage as Fund assets grow, which may allow other funds on the TCG platform to pursue larger transactions to the extent the Fund is a co-investor. The Board also noted that the Adviser does not anticipate utilizing soft dollars in connection with its investment advisory arrangements. The Board concluded that, after taking into account these benefits, the proposed investment advisory fee for the Fund was reasonable.

Conclusion. Based upon the information considered and the conclusions reached, the Board determined that the terms of the Agreement are fair and reasonable, and that the approval of the Agreement is in the best interests of the Fund.

TCG Strategic Income Fund

Additional Information

March 31, 2026 (Unaudited)

Proxy Voting Record

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing will be available no later than August 31, 2026: (i) without charge, upon request, by calling the Fund, by telephone at 561-530-3313 or (ii) by visiting the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 561-530-3313 or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings will be available, without charge and upon request, by calling the Fund at 561-530-3313, or on the SEC’s website at www.sec.gov.

TCG Strategic Income Fund

Privacy Notice

March 31, 2026 (Unaudited)

TCG Strategic Income Fund (“we,” “us,” or the “Fund”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information of our current, former and prospective investors (“you”). We want you to understand what information we collect and how we share it. “Nonpublic personal information” is defined as personally identifiable information about you.

Confidentiality & Security

We take our responsibility to protect the privacy and confidentiality of your nonpublic personal information very seriously. We maintain appropriate physical, electronic, and procedural safeguards in an effort to guard nonpublic personal information. We provide this Privacy Notice to investors at the start of new relationships and periodically thereafter as required by law.

Information We Collect

TCG Strategic Income Fund obtains nonpublic personal information about you in the course of providing investment management services to you. We use this information for various purposes, including to manage your account, direct your financial transactions, and provide you with information about the assets we manage for you. We gather nonpublic personal information from you, including via documents you provide to us, forms that you complete, and personal interviews. This information may include:

●	Your name, address, and social security number;

●	Proprietary information regarding your beneficiaries;

●	Information regarding your earned wages and other sources of income;

●	The composition and value of your managed portfolio;

●	Historical information we receive and maintain relating to transactions made on your behalf by TCG Strategic Income Fund, your custodian, or others;

●	Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom TCG Strategic Income Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

Sharing Information with Non-Affiliated Third Parties

We do not disclose nonpublic personal information about you, including the information above, to non-affiliated third parties (e.g. investor’s custodian or broker) except in order to conduct our business, such as to process transactions or service a client account, or as required or permitted by law such as:

●	If you request or authorize the disclosure of the information;

●	To provide investor account services or account maintenance;

●	To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

●	To perform services for the Fund, or on its behalf, to maintain business operations and services;

●	To help us to prevent fraud;

TCG Strategic Income Fund

Privacy Notice (Continued)

March 31, 2026 (Unaudited)

●	With attorneys, accountants, and auditors of the Fund; and/or

●	To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We may update this Privacy notice from time to time and will make an updated version to you as may be required by applicable law. If you have any questions about this Privacy Notice, please contact Gabriel Katz at (561) 530-3313.

Investment Adviser

TCG Strategic Income Advisor LLC

525 Okeechobee Blvd., Suite 1650

West Palm Beach, FL 33401

Custodian Bank

UMB Bank, N.A.

1010 Grand Boulevard

Kansas City, MO 64106

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market St., Suite 310

Philadelphia, PA 19103

Accountant, Administrator, and Transfer Agent

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Compliance and Treasury Services

PINE Advisor Solutions

501 S. Cherry St., Suite 610

Denver, CO 80246

Fund Counsel

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(b)	Registrant does not rely on Rule 30e-3, therefore has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	Not applicable.

(b)	Not applicable

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

2

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified since the registrant’s initial registration statement.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the Shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

3

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations.

(a)(5)	There is no change to the registrant’s independent public accountant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	TCG Strategic Income Fund

By (Signature and Title)*	/s/ Peter McNitt
Peter McNitt, President
(Principal Executive Officer)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter McNitt
Peter McNitt, President
(Principal Executive Officer)

Date	June 5, 2026

By (Signature and Title)*	/s/ Marcie McVeigh
Marcie McVeigh, Treasurer
(Principal Financial Officer)

Date	June 5, 2026

*	Print the name and title of each signing officer under his or her signature.